Stock Options (Details Textual) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended
	Apr. 19, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Aug. 22, 2013 FV Option [Member]	Jul. 19, 2013 FV Option [Member]	Apr. 19, 2013 FV Option [Member]	Sep. 30, 2013 FV Option [Member]	Jul. 19, 2013 Omnibus Incentive Plan [Member] Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance based stock options award	100,000	100,000
Exercise Price				$ 2.50		$ 1.30	$ 2.00
Grant year life	3 years	3 years
Performance Based Stock Options vested									100,000
Estimated life						3 years	7 years	3 years
Volatility rate						843.00%	755.00%	351.00%
Risk free interest rate						0.82%	2.02%	0.35%
Rate of dividend yield						0.00%	0.00%	0.00%
Grant date FV of options						$ 32,500	$ 454,500	$ 249,995
Stock option granted						25,000				75,000
Number of non-employee directors										3
Option Vested							2,083
Additional shares							2,095
Expiration date						Aug. 22, 2016	Jun. 30, 2020
Option Expense		$ 70,123